Quarterly Holdings Report
for
Fidelity Advisor® High Income Advantage Fund
January 31, 2022
HY-NPRT1-0422
1.813043.117
Corporate Bonds - 61.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 0.3%
Energy - 0.3%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	1,228	3,857
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	711	2,468
		6,325
Nonconvertible Bonds - 60.8%
Aerospace - 3.1%
Allegheny Technologies, Inc.:
4.875% 10/1/29	845	830
5.125% 10/1/31	750	734
Bombardier, Inc.:
6% 2/15/28 (d)	830	804
7.125% 6/15/26 (d)	1,625	1,652
7.5% 12/1/24 (d)	3,090	3,198
7.5% 3/15/25 (d)	2,065	2,091
7.875% 4/15/27 (d)	6,210	6,270
Kaiser Aluminum Corp. 4.625% 3/1/28 (d)	1,575	1,511
Moog, Inc. 4.25% 12/15/27 (d)	480	482
Rolls-Royce PLC 5.75% 10/15/27 (d)	1,440	1,511
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)	2,035	2,111
TransDigm UK Holdings PLC 6.875% 5/15/26	1,820	1,887
TransDigm, Inc.:
4.625% 1/15/29	4,860	4,615
4.875% 5/1/29	15,000	14,402
5.5% 11/15/27	14,675	14,748
6.25% 3/15/26 (d)	1,870	1,931
7.5% 3/15/27	6,780	7,036
		65,813
Air Transportation - 1.4%
Air Canada 3.875% 8/15/26 (d)	1,240	1,209
Delta Air Lines, Inc. 7% 5/1/25 (d)	369	413
Delta Air Lines, Inc. / SkyMiles IP Ltd.:
4.5% 10/20/25 (d)	6,455	6,697
4.75% 10/20/28 (d)	5,330	5,683
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (d)	2,795	2,858
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)	4,540	4,824
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)	1,044	1,131
United Airlines, Inc.:
4.375% 4/15/26 (d)	3,965	3,936
4.625% 4/15/29 (d)	2,380	2,355
		29,106
Automotive - 0.1%
Ford Motor Credit Co. LLC 3.625% 6/17/31	2,125	2,100
Automotive & Auto Parts - 1.4%
Allison Transmission, Inc. 5.875% 6/1/29 (d)	1,265	1,333
Arko Corp. 5.125% 11/15/29 (d)	1,290	1,227
Dana, Inc.:
4.25% 9/1/30	1,185	1,148
4.5% 2/15/32	1,305	1,246
Ford Motor Co. 3.25% 2/12/32	4,225	4,037
Ford Motor Credit Co. LLC:
3.375% 11/13/25	3,440	3,444
4% 11/13/30	5,460	5,489
5.113% 5/3/29	1,330	1,423
LCM Investments Holdings 4.875% 5/1/29 (d)	3,295	3,174
McLaren Finance PLC 7.5% 8/1/26 (d)	1,130	1,153
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)	1,850	1,832
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (d)	785	793
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 6.625% 10/15/26 (d)(e)(f)	4,255	4,298
		30,597
Banks & Thrifts - 1.4%
Ally Financial, Inc.:
8% 11/1/31	3,105	4,128
8% 11/1/31	16,957	22,980
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)	2,025	2,018
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)	1,240	1,216
		30,342
Broadcasting - 1.6%
Clear Channel Outdoor Holdings, Inc. 7.5% 6/1/29 (d)	1,615	1,674
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	6,155	2,847
Gray Escrow II, Inc. 5.375% 11/15/31 (d)	9,245	9,116
Lions Gate Capital Holdings LLC 5.5% 4/15/29 (d)	1,145	1,138
Nexstar Broadcasting, Inc.:
4.75% 11/1/28 (d)	2,980	2,945
5.625% 7/15/27 (d)	3,555	3,644
Scripps Escrow II, Inc. 3.875% 1/15/29 (d)	360	344
Scripps Escrow, Inc. 5.875% 7/15/27 (d)	1,580	1,612
Sirius XM Radio, Inc.:
3.125% 9/1/26 (d)	1,240	1,189
3.875% 9/1/31 (d)	1,655	1,531
4% 7/15/28 (d)	3,220	3,115
5% 8/1/27 (d)	3,200	3,268
Townsquare Media, Inc. 6.875% 2/1/26 (d)	725	753
Univision Communications, Inc. 4.5% 5/1/29 (d)	1,610	1,595
		34,771
Building Materials - 0.4%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)	355	358
Brundage-Bone Concrete Pumping Holdings, Inc. 6% 2/1/26 (d)	835	845
CP Atlas Buyer, Inc. 7% 12/1/28 (d)	710	675
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (d)	590	585
SRS Distribution, Inc.:
4.625% 7/1/28 (d)	1,540	1,489
6% 12/1/29 (d)	1,600	1,554
6.125% 7/1/29 (d)	850	833
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (d)	1,445	1,475
Victors Merger Corp. 6.375% 5/15/29 (d)	1,610	1,477
		9,291
Cable/Satellite TV - 4.0%
Block Communications, Inc. 4.875% 3/1/28 (d)	1,090	1,072
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)	2,275	2,170
4.5% 5/1/32	21,015	20,253
4.75% 3/1/30 (d)	8,310	8,246
4.75% 2/1/32 (d)	3,745	3,684
5% 2/1/28 (d)	740	749
5.125% 5/1/27 (d)	14,015	14,366
CSC Holdings LLC:
4.5% 11/15/31 (d)	4,015	3,741
5.375% 2/1/28 (d)	5,535	5,551
5.5% 4/15/27 (d)	6,640	6,788
5.75% 1/15/30 (d)	110	104
6.5% 2/1/29 (d)	3,900	4,060
DISH DBS Corp.:
5.25% 12/1/26 (d)	2,170	2,105
5.75% 12/1/28 (d)	2,170	2,077
Dolya Holdco 18 DAC 5% 7/15/28 (d)	900	848
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)	1,120	1,078
6.5% 9/15/28 (d)	2,990	2,885
VZ Secured Financing BV 5% 1/15/32 (d)	3,455	3,331
Ziggo Bond Co. BV 5.125% 2/28/30 (d)	835	792
Ziggo BV 4.875% 1/15/30 (d)	1,145	1,108
		85,008
Capital Goods - 0.1%
ATS Automation Tooling System, Inc. 4.125% 12/15/28 (d)	1,015	1,000
Chemicals - 1.4%
Compass Minerals International, Inc. 6.75% 12/1/27 (d)	3,450	3,615
Gpd Companies, Inc. 10.125% 4/1/26 (d)	370	389
Ingevity Corp. 3.875% 11/1/28 (d)	1,515	1,434
Kraton Polymers LLC/Kraton Polymers Capital Corp. 4.25% 12/15/25 (d)	950	979
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (d)	495	463
LSB Industries, Inc. 6.25% 10/15/28 (d)	2,125	2,157
Olin Corp. 5% 2/1/30	1,555	1,582
Olympus Water U.S. Holding Corp. 4.25% 10/1/28 (d)	1,695	1,619
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (d)	1,035	970
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)	1,985	1,990
The Chemours Co. LLC:
5.375% 5/15/27	4,500	4,626
5.75% 11/15/28 (d)	2,165	2,198
Tronox, Inc. 4.625% 3/15/29 (d)	1,705	1,639
Valvoline, Inc. 4.25% 2/15/30 (d)	1,155	1,116
W.R. Grace Holding LLC 5.625% 8/15/29 (d)	6,055	5,843
		30,620
Consumer Products - 1.4%
Angi Group LLC 3.875% 8/15/28 (d)	750	687
Diamond BC BV 4.625% 10/1/29 (d)	1,015	952
Foundation Building Materials, Inc. 6% 3/1/29 (d)	735	709
Gannett Holdings LLC 6% 11/1/26 (d)	1,230	1,245
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75% 1/15/29 (d)	1,240	1,221
Michaels Companies, Inc. 5.25% 5/1/28 (d)	1,865	1,796
Millennium Escrow Corp. 6.625% 8/1/26 (d)	1,660	1,646
Nordstrom, Inc.:
4.25% 8/1/31	3,515	3,250
4.375% 4/1/30	530	497
5% 1/15/44	250	223
6.95% 3/15/28	75	82
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28 (d)	1,280	1,276
7.75% 2/15/29 (d)	1,120	1,201
Ritchie Bros. Holdings, Inc. 4.75% 12/15/31 (d)	950	957
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)	1,080	1,015
Tempur Sealy International, Inc.:
3.875% 10/15/31 (d)	2,230	2,080
4% 4/15/29 (d)	2,045	1,961
The Scotts Miracle-Gro Co. 4% 4/1/31	1,530	1,461
TKC Holdings, Inc.:
6.875% 5/15/28 (d)	5,855	5,884
10.5% 5/15/29 (d)	1,605	1,677
		29,820
Containers - 0.6%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(e)	1,123	1,135
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	4,280	4,367
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,210	1,248
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)	825	837
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)	1,125	1,080
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)	570	567
LABL, Inc. 5.875% 11/1/28 (d)	2,095	2,074
Trivium Packaging Finance BV 5.5% 8/15/26 (d)	1,075	1,084
		12,392
Diversified Financial Services - 2.2%
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)	2,115	2,017
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)	965	970
Coinbase Global, Inc.:
3.375% 10/1/28 (d)	1,270	1,139
3.625% 10/1/31 (d)	1,270	1,106
Compass Group Diversified Holdings LLC:
5% 1/15/32 (d)	870	859
5.25% 4/15/29 (d)	2,270	2,241
Hightower Holding LLC 6.75% 4/15/29 (d)	785	801
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	3,415	3,246
5.25% 5/15/27	5,725	5,746
6.25% 5/15/26	6,840	7,032
LPL Holdings, Inc. 4% 3/15/29 (d)	2,270	2,203
MSCI, Inc.:
3.25% 8/15/33 (d)	1,245	1,168
4% 11/15/29 (d)	900	906
OneMain Finance Corp.:
4% 9/15/30	720	670
5.375% 11/15/29	9,325	9,468
6.625% 1/15/28	1,185	1,272
6.875% 3/15/25	775	841
7.125% 3/15/26	4,710	5,178
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (d)	510	518
		47,381
Diversified Media - 0.4%
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (d)	810	755
4.75% 7/15/31 (d)	805	749
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)	5,660	5,974
		7,478
Energy - 7.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29 (d)	1,205	1,213
5.75% 3/1/27 (d)	2,355	2,390
5.75% 1/15/28 (d)	1,705	1,739
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)	1,045	998
Callon Petroleum Co. 6.375% 7/1/26	1,080	1,042
CGG SA 8.75% 4/1/27 (d)	1,530	1,530
Cheniere Energy Partners LP:
3.25% 1/31/32 (d)	1,270	1,195
4% 3/1/31	3,980	3,960
Cheniere Energy, Inc. 4.625% 10/15/28	2,980	3,025
Chesapeake Energy Corp.:
4.875% 4/15/22 (c)(g)	2,950	0
5.75% 3/15/23 (c)(g)	1,890	0
5.875% 2/1/29 (d)	735	766
6.75% 4/15/29 (d)	1,150	1,229
7% 10/1/24 (c)(g)	840	0
8% 1/15/25 (c)(g)	480	0
8% 6/15/27 (c)(g)	300	0
Citgo Holding, Inc. 9.25% 8/1/24 (d)	1,880	1,878
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)	1,105	1,099
7% 6/15/25 (d)	3,035	3,058
CNX Midstream Partners LP 4.75% 4/15/30 (d)	900	879
CNX Resources Corp. 6% 1/15/29 (d)	690	711
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)	1,165	1,184
Comstock Resources, Inc.:
5.875% 1/15/30 (d)	3,405	3,384
6.75% 3/1/29 (d)	5,695	5,859
7.5% 5/15/25 (d)	1,901	1,934
Continental Resources, Inc. 4.9% 6/1/44	1,660	1,747
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)	5,000	5,013
6% 2/1/29 (d)	6,365	6,413
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)	665	671
CVR Energy, Inc.:
5.25% 2/15/25 (d)	2,375	2,292
5.75% 2/15/28 (d)	3,170	3,043
DCP Midstream Operating LP:
5.85% 5/21/43 (d)(e)	5,180	4,936
8.125% 8/16/30	130	170
Delek Logistics Partners LP 7.125% 6/1/28 (d)	2,345	2,379
DT Midstream, Inc.:
4.125% 6/15/29 (d)	1,215	1,199
4.375% 6/15/31 (d)	1,215	1,200
Endeavor Energy Resources LP/EER Finance, Inc.:
5.75% 1/30/28 (d)	1,365	1,412
6.625% 7/15/25 (d)	760	794
EnLink Midstream LLC 5.375% 6/1/29	650	656
Hess Midstream Partners LP:
4.25% 2/15/30 (d)	1,345	1,298
5.125% 6/15/28 (d)	1,570	1,600
5.625% 2/15/26 (d)	2,390	2,438
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (d)	310	322
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)	1,060	1,032
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (d)	2,300	1,242
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (d)	1,855	1,897
MEG Energy Corp. 7.125% 2/1/27 (d)	1,580	1,645
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(g)	6,264	0
Nabors Industries Ltd.:
7.25% 1/15/26 (d)	1,580	1,520
7.5% 1/15/28 (d)	1,360	1,275
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)	2,675	2,501
6.75% 9/15/25 (d)	540	512
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	1,410	1,433
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	5	4
Occidental Petroleum Corp.:
3.5% 8/15/29	1,870	1,843
4.4% 4/15/46	1,305	1,248
4.4% 8/15/49	3,295	3,130
4.625% 6/15/45	1,675	1,623
5.875% 9/1/25	1,500	1,603
6.125% 1/1/31	3,010	3,474
6.2% 3/15/40	800	926
6.375% 9/1/28	2,410	2,741
6.45% 9/15/36	2,650	3,219
6.6% 3/15/46	1,590	1,999
6.625% 9/1/30	2,995	3,515
7.2% 3/15/29	545	621
7.5% 5/1/31	155	191
8.875% 7/15/30	1,595	2,067
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	3,845	2,701
7.25% 6/15/25	2,125	1,686
9.25% 5/15/25 (d)	3,310	3,227
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	3,315	3,257
Renewable Energy Group, Inc. 5.875% 6/1/28 (d)	845	848
SM Energy Co.:
5.625% 6/1/25	2,230	2,213
6.625% 1/15/27	850	873
6.75% 9/15/26	845	853
Southwestern Energy Co.:
5.375% 3/15/30	1,665	1,706
7.75% 10/1/27	1,285	1,369
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (d)	1,610	1,586
Summit Midstream Holdings LLC 8.5% (d)(h)	1,290	1,322
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,320	1,292
4.5% 4/30/30 (d)	1,710	1,679
6% 4/15/27	4,240	4,375
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 9/1/31 (d)	1,245	1,186
7.5% 10/1/25 (d)	1,120	1,178
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31	1,405	1,468
Teine Energy Ltd. 6.875% 4/15/29 (d)	1,145	1,168
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind (c)(g)	1,983	99
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)	1,035	1,033
4.125% 8/15/31 (d)	1,035	1,042
		154,078
Environmental - 0.5%
Covanta Holding Corp.:
4.875% 12/1/29 (d)	2,585	2,568
5% 9/1/30	1,495	1,480
Darling Ingredients, Inc. 5.25% 4/15/27 (d)	2,155	2,198
GFL Environmental, Inc.:
4% 8/1/28 (d)	1,275	1,188
4.75% 6/15/29 (d)	1,625	1,576
Madison IAQ LLC:
4.125% 6/30/28 (d)	1,535	1,462
5.875% 6/30/29 (d)	1,225	1,132
		11,604
Food & Drug Retail - 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)	4,630	4,371
4.625% 1/15/27 (d)	3,425	3,505
4.875% 2/15/30 (d)	6,100	6,214
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)	675	636
Parkland Corp.:
4.5% 10/1/29 (d)	1,145	1,101
4.625% 5/1/30 (d)	1,735	1,666
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)	1,470	1,529
		19,022
Food/Beverage/Tobacco - 2.4%
C&S Group Enterprises LLC 5% 12/15/28 (d)	1,110	1,019
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (d)	855	855
Del Monte Foods, Inc. 11.875% 5/15/25 (d)	860	950
JBS U.S.A. Food Co. 5.75% 1/15/28 (d)	1,665	1,736
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (d)	4,025	4,292
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (d)	10,845	11,502
6.5% 4/15/29 (d)	4,655	5,056
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)	1,185	1,253
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (d)	1,720	1,699
4.375% 1/31/32 (d)	860	848
Performance Food Group, Inc.:
4.25% 8/1/29 (d)	1,160	1,088
5.5% 10/15/27 (d)	1,353	1,384
Pilgrim's Pride Corp.:
4.25% 4/15/31 (d)	2,740	2,704
5.875% 9/30/27 (d)	1,110	1,159
Post Holdings, Inc.:
4.5% 9/15/31 (d)	6,170	5,872
4.625% 4/15/30 (d)	2,050	1,976
5.5% 12/15/29 (d)	865	889
5.625% 1/15/28 (d)	2,640	2,711
Simmons Foods, Inc. 4.625% 3/1/29 (d)	1,070	1,026
TreeHouse Foods, Inc. 4% 9/1/28	500	468
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)	810	759
U.S. Foods, Inc. 4.625% 6/1/30 (d)	1,070	1,041
United Natural Foods, Inc. 6.75% 10/15/28 (d)	1,055	1,120
		51,407
Gaming - 2.5%
Affinity Gaming LLC 6.875% 12/15/27 (d)	550	558
Boyd Gaming Corp. 4.75% 6/15/31 (d)	2,025	1,988
Caesars Entertainment, Inc.:
4.625% 10/15/29 (d)	2,530	2,422
6.25% 7/1/25 (d)	5,705	5,903
8.125% 7/1/27 (d)	7,605	8,185
Caesars Resort Collection LLC 5.75% 7/1/25 (d)	1,900	1,956
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (d)	2,610	2,544
6.75% 1/15/30 (d)	3,480	3,382
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)	1,250	1,263
Melco Resorts Finance Ltd.:
5.375% 12/4/29 (d)	1,140	1,076
5.75% 7/21/28 (d)	750	720
MGM Growth Properties Operating Partnership LP 3.875% 2/15/29 (d)	1,445	1,485
MGM Resorts International 4.75% 10/15/28	1,470	1,458
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (d)	2,515	2,697
Premier Entertainment Sub LLC:
5.625% 9/1/29 (d)	6,120	5,768
5.875% 9/1/31 (d)	2,910	2,742
Station Casinos LLC 4.625% 12/1/31 (d)	1,300	1,235
Studio City Finance Ltd. 5% 1/15/29 (d)	725	627
VICI Properties, Inc.:
4.25% 12/1/26 (d)	3,015	3,049
4.625% 12/1/29 (d)	1,720	1,770
Wynn Macau Ltd. 5.125% 12/15/29 (d)	2,345	2,099
		52,927
Healthcare - 4.0%
180 Medical, Inc. 3.875% 10/15/29 (d)	910	885
AMN Healthcare 4.625% 10/1/27 (d)	375	379
Avantor Funding, Inc. 3.875% 11/1/29 (d)	860	826
Cano Health, Inc. 6.25% 10/1/28 (d)	565	542
Catalent Pharma Solutions:
3.5% 4/1/30 (d)	850	796
5% 7/15/27 (d)	595	606
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)	1,215	1,172
4% 3/15/31 (d)	1,545	1,487
4.25% 5/1/28 (d)	485	482
Community Health Systems, Inc.:
4.75% 2/15/31 (d)	2,025	1,936
5.25% 5/15/30 (d)(i)	2,625	2,614
5.625% 3/15/27 (d)	725	729
6% 1/15/29 (d)	1,085	1,105
6.125% 4/1/30 (d)	3,220	3,066
6.625% 2/15/25 (d)	1,835	1,899
8% 3/15/26 (d)	11,505	11,976
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)	535	492
4.625% 6/1/30 (d)	4,045	3,935
Encompass Health Corp. 5.75% 9/15/25	400	404
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)	850	846
HealthEquity, Inc. 4.5% 10/1/29 (d)	895	875
Hologic, Inc. 4.625% 2/1/28 (d)	645	669
IQVIA, Inc. 5% 10/15/26 (d)	1,125	1,151
Jazz Securities DAC 4.375% 1/15/29 (d)	1,635	1,614
Minerva Merger Sub, Inc. 6.5% 2/15/30 (d)(i)	1,760	1,756
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)	955	925
Modivcare, Inc. 5.875% 11/15/25 (d)	1,105	1,146
Molina Healthcare, Inc.:
3.875% 11/15/30 (d)	1,360	1,341
3.875% 5/15/32 (d)	1,730	1,669
Option Care Health, Inc. 4.375% 10/31/29 (d)	950	926
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)	2,775	2,731
5.125% 4/30/31 (d)	2,410	2,410
Owens & Minor, Inc. 4.5% 3/31/29 (d)	1,065	1,035
Radiology Partners, Inc. 9.25% 2/1/28 (d)	2,905	2,890
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	1,340	1,302
Syneos Health, Inc. 3.625% 1/15/29 (d)	1,080	1,024
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)	8,360	8,060
4.375% 1/15/30 (d)	6,245	6,018
6.125% 10/1/28 (d)	2,590	2,598
6.25% 2/1/27 (d)	6,945	7,106
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27	865	839
5.125% 5/9/29	865	831
Vizient, Inc. 6.25% 5/15/27 (d)	450	461
		85,554
Homebuilders/Real Estate - 2.1%
Arcosa, Inc. 4.375% 4/15/29 (d)	1,075	1,045
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (d)	1,240	1,223
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (d)	1,080	1,049
Century Communities, Inc. 3.875% 8/15/29 (d)	1,245	1,195
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)	1,455	1,537
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	1,445	1,389
5% 10/15/27	6,875	7,064
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75% 1/15/29 (d)	4,695	4,612
7.625% 6/15/25 (d)	4,605	4,885
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (d)	1,725	1,652
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29 (d)	1,070	1,051
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (d)	1,416	1,468
5.75% 1/15/28 (d)	2,100	2,237
5.875% 6/15/27 (d)	1,490	1,598
TopBuild Corp. 3.625% 3/15/29 (d)	755	731
TRI Pointe Homes, Inc. 5.7% 6/15/28	1,965	2,083
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)	4,258	4,128
6.5% 2/15/29 (d)	5,265	4,981
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)	675	664
		44,592
Hotels - 0.1%
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29 (d)	725	706
4% 5/1/31 (d)	1,085	1,066
4.875% 1/15/30	1,180	1,218
		2,990
Insurance - 0.8%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29 (d)	1,240	1,178
7% 11/15/25 (d)	5,150	5,141
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)	1,470	1,430
5.875% 11/1/29 (d)	1,290	1,264
6.75% 10/15/27 (d)	2,275	2,249
AmWINS Group, Inc. 4.875% 6/30/29 (d)	1,205	1,179
AssuredPartners, Inc. 5.625% 1/15/29 (d)	845	786
HUB International Ltd.:
5.625% 12/1/29 (d)	1,895	1,862
7% 5/1/26 (d)	1,750	1,796
MGIC Investment Corp. 5.25% 8/15/28	1,040	1,075
		17,960
Leisure - 1.1%
Boyne U.S.A., Inc. 4.75% 5/15/29 (d)	840	844
Carnival Corp.:
4% 8/1/28 (d)	2,480	2,359
7.625% 3/1/26 (d)	1,085	1,107
9.875% 8/1/27 (d)	2,250	2,523
NCL Corp. Ltd.:
5.875% 3/15/26 (d)	1,615	1,538
12.25% 5/15/24 (d)	1,298	1,512
NCL Finance Ltd. 6.125% 3/15/28 (d)	675	638
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (d)	1,295	1,251
10.875% 6/1/23 (d)	1,890	2,024
11.5% 6/1/25 (d)	1,636	1,808
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (d)	1,665	1,622
Vail Resorts, Inc. 6.25% 5/15/25 (d)	850	880
Viking Cruises Ltd. 13% 5/15/25 (d)	1,265	1,414
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)	625	611
Voc Escrow Ltd. 5% 2/15/28 (d)	3,625	3,518
		23,649
Metals/Mining - 1.3%
Alcoa Nederland Holding BV 4.125% 3/31/29 (d)	1,980	1,989
Alpha Natural Resources, Inc. 9.75% 4/15/18 (c)(g)	1,770	0
Arconic Corp.:
6% 5/15/25 (d)	900	927
6.125% 2/15/28 (d)	2,225	2,308
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (d)	3,200	3,122
4.875% 3/1/31 (d)	1,480	1,450
5.875% 6/1/27	3,215	3,327
Eldorado Gold Corp. 6.25% 9/1/29 (d)	1,895	1,898
ERO Copper Corp. 6.5% 2/15/30 (d)	1,320	1,300
First Quantum Minerals Ltd.:
6.5% 3/1/24 (d)	2,395	2,436
6.875% 3/1/26 (d)	2,600	2,685
7.25% 4/1/23 (d)	299	301
7.5% 4/1/25 (d)	4,135	4,228
FMG Resources (August 2006) Pty Ltd. 4.375% 4/1/31 (d)	1,145	1,152
HudBay Minerals, Inc. 4.5% 4/1/26 (d)	905	891
		28,014
Paper - 0.5%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (d)	760	720
4% 9/1/29 (d)	1,515	1,443
Cascades, Inc.:
5.125% 1/15/26 (d)	790	800
5.375% 1/15/28 (d)	790	798
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)	1,575	1,627
Glatfelter Corp. 4.75% 11/15/29 (d)	1,290	1,300
Intertape Polymer Group, Inc. 4.375% 6/15/29 (d)	1,210	1,195
Mercer International, Inc. 5.125% 2/1/29	1,920	1,894
		9,777
Publishing/Printing - 0.1%
Clear Channel International BV 6.625% 8/1/25 (d)	2,185	2,245
Railroad - 0.1%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)	1,245	1,180
Restaurants - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (d)	1,630	1,589
4% 10/15/30 (d)	5,185	4,800
4.375% 1/15/28 (d)	1,490	1,462
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (d)	715	708
Papa John's International, Inc. 3.875% 9/15/29 (d)	765	729
Yum! Brands, Inc. 4.625% 1/31/32	1,530	1,523
		10,811
Services - 2.4%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)	2,450	2,322
ASGN, Inc. 4.625% 5/15/28 (d)	1,350	1,349
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (d)	2,899	2,784
4.625% 6/1/28 (d)	1,921	1,816
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (d)	1,385	1,359
4% 7/1/29 (d)	805	795
CoreCivic, Inc. 8.25% 4/15/26	6,940	7,252
Fair Isaac Corp. 4% 6/15/28 (d)	1,530	1,515
Gartner, Inc.:
3.625% 6/15/29 (d)	1,160	1,125
3.75% 10/1/30 (d)	1,535	1,489
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)	1,360	1,392
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)	2,165	2,056
Hertz Corp.:
4.625% 12/1/26 (d)	740	718
5% 12/1/29 (d)	1,435	1,382
5.5% 10/15/24 (c)(d)(g)	1,505	2
6% 1/15/28 (c)(d)(g)	1,385	76
6.25% 10/15/22 (c)(g)	1,605	2
7.125% 8/1/26 (c)(d)(g)	1,430	79
IAA, Inc. 5.5% 6/15/27 (d)	755	775
Iron Mountain, Inc.:
4.5% 2/15/31 (d)	2,975	2,821
4.875% 9/15/29 (d)	3,000	2,961
Service Corp. International 4% 5/15/31	1,610	1,560
Sotheby's 7.375% 10/15/27 (d)	640	665
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (d)	2,410	2,440
The GEO Group, Inc.:
5.125% 4/1/23	1,365	1,317
5.875% 10/15/24	1,967	1,731
6% 4/15/26	1,360	1,119
TriNet Group, Inc. 3.5% 3/1/29 (d)	1,135	1,078
Uber Technologies, Inc.:
4.5% 8/15/29 (d)	3,730	3,618
6.25% 1/15/28 (d)	1,225	1,271
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	1,285	1,301
		50,170
Steel - 0.2%
Commercial Metals Co. 3.875% 2/15/31	780	744
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)	1,790	1,835
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)	610	604
		3,183
Super Retail - 1.7%
Asbury Automotive Group, Inc.:
4.5% 3/1/28	492	488
4.625% 11/15/29 (d)	5,820	5,727
4.75% 3/1/30	489	482
5% 2/15/32 (d)	1,535	1,523
At Home Group, Inc.:
4.875% 7/15/28 (d)	820	784
7.125% 7/15/29 (d)	1,225	1,148
Bath & Body Works, Inc.:
6.625% 10/1/30 (d)	760	816
6.75% 7/1/36	3,470	3,943
6.875% 11/1/35	970	1,116
7.5% 6/15/29	1,135	1,239
Carvana Co.:
4.875% 9/1/29 (d)	7,465	6,636
5.5% 4/15/27 (d)	5,530	5,151
EG Global Finance PLC 8.5% 10/30/25 (d)	2,295	2,327
Gap, Inc.:
3.625% 10/1/29 (d)	1,695	1,577
3.875% 10/1/31 (d)	1,695	1,573
Lithia Motors, Inc. 3.875% 6/1/29 (d)	1,770	1,739
		36,269
Technology - 3.8%
Acuris Finance U.S. 5% 5/1/28 (d)	5,710	5,460
Black Knight InfoServ LLC 3.625% 9/1/28 (d)	1,545	1,482
Block, Inc. 3.5% 6/1/31 (d)	1,615	1,538
CA Magnum Holdings 5.375% (d)(h)	690	704
Camelot Finance SA 4.5% 11/1/26 (d)	1,515	1,536
CDK Global, Inc. 5.25% 5/15/29 (d)	870	905
CDW LLC/CDW Finance Corp. 4.25% 4/1/28	2,070	2,046
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (d)	1,440	1,374
4.875% 7/1/29 (d)	1,360	1,295
Crowdstrike Holdings, Inc. 3% 2/15/29	1,130	1,059
Elastic NV 4.125% 7/15/29 (d)	2,330	2,179
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (d)	6,110	5,698
5.25% 12/1/27 (d)	1,495	1,532
II-VI, Inc. 5% 12/15/29 (d)	1,350	1,347
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)	1,605	1,613
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (d)	1,295	1,266
Match Group Holdings II LLC:
5% 12/15/27 (d)	1,485	1,528
5.625% 2/15/29 (d)	1,565	1,628
MicroStrategy, Inc. 6.125% 6/15/28 (d)	4,490	4,288
NCR Corp.:
5% 10/1/28 (d)	750	745
5.125% 4/15/29 (d)	3,710	3,702
5.25% 10/1/30 (d)	750	737
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)	815	885
onsemi 3.875% 9/1/28 (d)	1,500	1,491
Open Text Corp.:
3.875% 2/15/28 (d)	790	774
3.875% 12/1/29 (d)	955	917
Open Text Holdings, Inc.:
4.125% 2/15/30 (d)	790	772
4.125% 12/1/31 (d)	780	753
Pitney Bowes, Inc.:
6.875% 3/15/27 (d)	765	755
7.25% 3/15/29 (d)	765	767
PTC, Inc.:
3.625% 2/15/25 (d)	925	928
4% 2/15/28 (d)	915	907
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)	830	774
Roblox Corp. 3.875% 5/1/30 (d)	1,295	1,253
Sensata Technologies BV 4% 4/15/29 (d)	1,530	1,504
Synaptics, Inc. 4% 6/15/29 (d)	900	883
TTM Technologies, Inc. 4% 3/1/29 (d)	1,135	1,085
Twilio, Inc.:
3.625% 3/15/29	5,725	5,493
3.875% 3/15/31	1,340	1,283
Uber Technologies, Inc.:
7.5% 9/15/27 (d)	4,885	5,202
8% 11/1/26 (d)	7,110	7,540
Unisys Corp. 6.875% 11/1/27 (d)	830	884
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (d)	2,600	2,652
		81,164
Telecommunications - 6.1%
Altice Financing SA:
5% 1/15/28 (d)	1,580	1,470
5.75% 8/15/29 (d)	3,315	3,097
Altice France SA:
5.125% 7/15/29 (d)	9,000	8,333
5.5% 1/15/28 (d)	3,740	3,568
5.5% 10/15/29 (d)	14,870	14,092
8.125% 2/1/27 (d)	3,925	4,150
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)	7,020	7,292
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)	735	689
5.625% 9/15/28 (d)	580	554
Frontier Communications Holdings LLC:
5% 5/1/28 (d)	2,530	2,505
5.875% 10/15/27 (d)	1,375	1,416
6% 1/15/30 (d)	1,710	1,650
6.75% 5/1/29 (d)	1,620	1,624
Intelsat Jackson Holdings SA:
6.5% 1/27/30 (c)(d)	3,610	3,610
8% 2/15/24 (d)	4,060	4,116
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (d)	1,895	1,858
6.75% 10/15/27 (d)	1,453	1,510
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)	8,140	7,407
3.75% 7/15/29 (d)	3,160	2,884
Lumen Technologies, Inc. 5.375% 6/15/29 (d)	2,035	1,929
Millicom International Cellular SA 4.5% 4/27/31 (d)	235	228
NGL Energy Partners LP/NGL Energy Finance Corp. 7.5% 4/15/26	515	450
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27 (d)	850	810
6% 2/15/28 (d)	565	531
Sable International Finance Ltd. 5.75% 9/7/27 (d)	3,635	3,708
SBA Communications Corp.:
3.125% 2/1/29	1,695	1,580
3.875% 2/15/27	2,375	2,399
Sprint Capital Corp.:
6.875% 11/15/28	6,720	7,993
8.75% 3/15/32	5,625	7,833
Sprint Corp. 7.625% 3/1/26	490	561
T-Mobile U.S.A., Inc.:
2.625% 2/15/29	2,155	2,021
2.875% 2/15/31	3,320	3,121
3.375% 4/15/29	1,530	1,498
3.5% 4/15/31	1,530	1,493
Telesat Canada/Telesat LLC 5.625% 12/6/26 (d)	1,430	1,210
Uniti Group, Inc.:
6% 1/15/30 (d)	2,125	1,944
7.875% 2/15/25 (d)	2,455	2,557
Virgin Media Finance PLC 5% 7/15/30 (d)	4,135	3,892
VMED O2 UK Financing I PLC 4.75% 7/15/31 (d)	2,875	2,748
Windstream Escrow LLC 7.75% 8/15/28 (d)	5,965	6,015
Zayo Group Holdings, Inc. 4% 3/1/27 (d)	2,375	2,242
		128,588
Textiles/Apparel - 0.3%
Crocs, Inc.:
4.125% 8/15/31 (d)	825	736
4.25% 3/15/29 (d)	1,110	1,022
Foot Locker, Inc. 4% 10/1/29 (d)	850	820
Kontoor Brands, Inc. 4.125% 11/15/29 (d)	760	729
Victoria's Secret & Co. 4.625% 7/15/29 (d)	3,075	2,963
		6,270
Transportation Ex Air/Rail - 0.1%
Seaspan Corp. 5.5% 8/1/29 (d)	1,240	1,226
Utilities - 2.5%
Clearway Energy Operating LLC:
3.75% 2/15/31 (d)	1,705	1,605
3.75% 1/15/32 (d)	850	806
4.75% 3/15/28 (d)	970	998
NRG Energy, Inc.:
3.375% 2/15/29 (d)	665	614
3.625% 2/15/31 (d)	1,320	1,224
3.875% 2/15/32 (d)	2,070	1,946
5.25% 6/15/29 (d)	1,615	1,662
5.75% 1/15/28	2,590	2,681
Pacific Gas & Electric Co.:
3.45% 7/1/25	400	408
3.75% 7/1/28	400	403
3.75% 8/15/42	640	559
3.95% 12/1/47	3,240	2,904
4% 12/1/46	3,350	3,066
4.55% 7/1/30	6,685	6,956
PG&E Corp.:
5% 7/1/28	9,040	9,040
5.25% 7/1/30	1,150	1,140
Pike Corp. 5.5% 9/1/28 (d)	2,480	2,424
TerraForm Global, Inc. 6.125% 3/1/26 (d)	3,110	3,149
Vistra Operations Co. LLC:
4.375% 5/1/29 (d)	3,105	2,996
5% 7/31/27 (d)	3,565	3,593
5.5% 9/1/26 (d)	522	532
5.625% 2/15/27 (d)	4,435	4,524
		53,230
TOTAL NONCONVERTIBLE BONDS		1,291,629
TOTAL CORPORATE BONDS (Cost $1,299,705)		1,297,954

Common Stocks - 16.8%
	Shares	Value ($) (000s)
Air Transportation - 0.2%
Air Canada (j)	64,400	1,158
GXO Logistics, Inc. (j)	23,300	1,892
TOTAL AIR TRANSPORTATION		3,050
Automotive & Auto Parts - 0.1%
Allison Transmission Holdings, Inc.	48,400	1,839
UC Holdings, Inc. (c)(j)	29,835	176
TOTAL AUTOMOTIVE & AUTO PARTS		2,015
Banks & Thrifts - 0.0%
Mr. Cooper Group, Inc. (j)	1,504	60
Broadcasting - 0.5%
Nexstar Broadcasting Group, Inc. Class A	63,900	10,568
Building Materials - 0.3%
Builders FirstSource, Inc. (j)	59,400	4,039
Carrier Global Corp.	45,200	2,155
TOTAL BUILDING MATERIALS		6,194
Capital Goods - 0.7%
Thermo Fisher Scientific, Inc.	15,600	9,068
Zebra Technologies Corp. Class A (j)	11,900	6,059
TOTAL CAPITAL GOODS		15,127
Chemicals - 0.5%
CF Industries Holdings, Inc.	86,200	5,937
The Chemours Co. LLC	156,100	5,106
TOTAL CHEMICALS		11,043
Consumer Products - 0.8%
BJ's Wholesale Club Holdings, Inc. (j)	60,300	3,707
Tapestry, Inc.	47,300	1,795
Tempur Sealy International, Inc.	300,356	11,957
TOTAL CONSUMER PRODUCTS		17,459
Containers - 0.3%
Berry Global Group, Inc. (j)	45,000	3,034
WestRock Co.	89,000	4,108
TOTAL CONTAINERS		7,142
Diversified Financial Services - 0.3%
Axis Energy Services, LLC Class A (c)	3,912	1
OneMain Holdings, Inc.	103,100	5,326
TOTAL DIVERSIFIED FINANCIAL SERVICES		5,327
Energy - 3.1%
California Resources Corp.	501,851	21,389
California Resources Corp. warrants 10/27/24 (j)	8,300	125
Cheniere Energy, Inc.	46,700	5,226
Chesapeake Energy Corp. (k)	159,570	10,878
Chesapeake Energy Corp. (b)	3,530	241
Chesapeake Energy Corp.:
Series A warrants 2/9/26 (j)	16,837	714
Series B warrants 2/9/26 (j)	18,708	735
Series C warrants 2/9/26 (j)	16,489	581
Denbury, Inc. warrants 9/18/25 (j)	66,890	2,878
Diamond Offshore Drilling, Inc. (c)(j)	16,382	84
EP Energy Corp. (c)(j)	147,125	13,088
Forbes Energy Services Ltd. (j)	65,062	0
Jonah Energy Parent LLC (c)(j)	73,213	4,704
Mesquite Energy, Inc. (c)(j)	90,382	3,252
Noble Finance Co. (d)	1,408	35
Superior Energy Services, Inc. Class A (c)	17,671	452
Tidewater, Inc.:
warrants 11/14/42 (j)	36,326	567
warrants 11/14/42 (j)	12,651	197
TOTAL ENERGY		65,146
Entertainment/Film - 0.1%
New Cotai LLC/New Cotai Capital Corp. (b)(c)(j)	1,458,195	2,246
Environmental - 0.3%
Darling Ingredients, Inc. (j)	112,800	7,193
Food & Drug Retail - 0.3%
Northeast Grocery, Inc. (b)(c)	339,746	135
Southeastern Grocers, Inc. (b)(c)(j)	250,623	5,722
TOTAL FOOD & DRUG RETAIL		5,857
Food/Beverage/Tobacco - 0.5%
JBS SA	1,541,900	10,189
Gaming - 1.1%
Boyd Gaming Corp.	150,000	8,919
Caesars Entertainment, Inc. (j)	179,200	13,644
Studio City International Holdings Ltd. ADR (j)	35,600	201
TOTAL GAMING		22,764
Healthcare - 0.8%
Charles River Laboratories International, Inc. (j)	8,000	2,638
HCA Holdings, Inc.	20,600	4,945
Humana, Inc.	11,400	4,475
IQVIA Holdings, Inc. (j)	19,400	4,751
TOTAL HEALTHCARE		16,809
Homebuilders/Real Estate - 0.4%
Arthur J. Gallagher & Co.	25,400	4,012
Lennar Corp. Class A	28,000	2,691
PulteGroup, Inc.	48,800	2,571
TOTAL HOMEBUILDERS/REAL ESTATE		9,274
Metals/Mining - 0.2%
First Quantum Minerals Ltd.	172,100	4,239
Warrior Metropolitan Coal, Inc.	692	18
TOTAL METALS/MINING		4,257
Services - 0.5%
ASGN, Inc. (j)	21,400	2,458
United Rentals, Inc. (j)	12,900	4,130
Visa, Inc. Class A	17,000	3,845
TOTAL SERVICES		10,433
Super Retail - 1.0%
Amazon.com, Inc. (j)	600	1,795
Arena Brands Holding Corp. Class B (b)(c)(j)	42,253	137
Bath & Body Works, Inc.	40,300	2,260
eBay, Inc.	59,200	3,556
Lowe's Companies, Inc.	24,500	5,815
PVH Corp.	29,800	2,831
RH (j)	4,800	1,934
Williams-Sonoma, Inc.	17,100	2,745
TOTAL SUPER RETAIL		21,073
Technology - 4.1%
Adobe, Inc. (j)	13,400	7,160
Alphabet, Inc. Class A (j)	4,900	13,260
CDW Corp.	18,200	3,441
EPAM Systems, Inc. (j)	9,700	4,619
Global Payments, Inc.	45,200	6,775
Lam Research Corp.	15,600	9,203
Marvell Technology, Inc.	82,100	5,862
Meta Platforms, Inc. Class A (j)	36,594	11,463
Microchip Technology, Inc.	66,600	5,160
NVIDIA Corp.	15,100	3,697
NXP Semiconductors NV	14,200	2,917
onsemi (j)	96,100	5,670
PayPal Holdings, Inc. (j)	23,600	4,058
SS&C Technologies Holdings, Inc.	56,300	4,497
TOTAL TECHNOLOGY		87,782
Telecommunications - 0.1%
GTT Communications, Inc. rights (c)(j)	65,582	66
T-Mobile U.S., Inc. (j)	25,300	2,737
TOTAL TELECOMMUNICATIONS		2,803
Textiles/Apparel - 0.0%
Victoria's Secret & Co. (j)	13,433	750
Transportation Ex Air/Rail - 0.1%
XPO Logistics, Inc. (j)	23,300	1,542
Utilities - 0.5%
NRG Energy, Inc.	116,000	4,632
PG&E Corp. (j)	419,779	5,369
TOTAL UTILITIES		10,001
TOTAL COMMON STOCKS (Cost $219,265)		356,104

Bank Loan Obligations - 4.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Air Transportation - 0.3%
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 8/11/28 (e)(f)(l)	1,240	1,243
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7238% 4/8/26 (e)(f)(l)	198	193
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7238% 4/4/26 (e)(f)(l)	106	104
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (e)(f)(l)	465	491
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/21/28 (e)(f)(l)	3,474	3,472
TOTAL AIR TRANSPORTATION		5,503
Automotive & Auto Parts - 0.0%
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 12/16/25 (e)(f)(l)	111	104
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 12/17/28 (e)(f)(l)	330	330
TOTAL AUTOMOTIVE & AUTO PARTS		434
Banks & Thrifts - 0.1%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.605% 2/27/28 (e)(f)(l)	1,231	1,219
Broadcasting - 0.0%
Univision Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5/21/28 (f)(l)(m)	1,005	1,003
Building Materials - 0.2%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (e)(f)(l)	3,189	3,168
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 6/4/28 (e)(f)(l)	861	859
TOTAL BUILDING MATERIALS		4,027
Chemicals - 0.0%
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 11/9/28 (e)(f)(l)	520	519
W.R. Grace Holding LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 9/22/28 (e)(f)(l)	380	380
TOTAL CHEMICALS		899
Consumer Products - 0.2%
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/22/26 (e)(f)(l)	2,772	2,682
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (e)(f)(l)	731	720
The Golub Corp. 2LN, term loan 3 month U.S. LIBOR + 13.500% 15.5% 5/8/26 (c)(e)(f)(l)	1,877	1,877
TOTAL CONSUMER PRODUCTS		5,279
Containers - 0.0%
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.25% 2/9/26 (e)(f)(l)	189	187
Diversified Financial Services - 0.0%
New Cotai LLC 1LN, term loan 3 month U.S. LIBOR + 12.000% 14% 9/9/25 (c)(e)(f)(l)	462	462
Energy - 0.2%
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (e)(f)(l)	215	212
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (e)(f)(l)	3,653	3,648
Forbes Energy Services LLC Tranche B, term loan 0% 4/13/21 (c)(g)(l)(m)	610	0
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(f)(g)(l)(m)	1,671	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(f)(g)(l)(m)	721	0
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.625% 11/14/25 (e)(f)(l)	335	332
TOTAL ENERGY		4,192
Environmental - 0.0%
Covanta Holding Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 11/30/28 (e)(f)(l)	316	316
Tranche C 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 11/30/28 (e)(f)(l)	24	24
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/21/28 (e)(f)(l)	408	406
TOTAL ENVIRONMENTAL		746
Food/Beverage/Tobacco - 0.0%
Bengal Debt Merger Sub LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 1/20/29 (f)(l)(m)	312	311
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 1/20/29 (f)(l)(m)	18	18
TOTAL FOOD/BEVERAGE/TOBACCO		329
Gaming - 0.1%
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 10/1/28 (e)(f)(l)	2,070	2,067
Golden Nugget LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.5% 1/13/29 (e)(f)(l)	550	552
TOTAL GAMING		2,619
Healthcare - 0.8%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (e)(f)(l)	2,305	2,306
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/5/28 (e)(f)(l)	925	925
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/2/28 (e)(f)(l)	2,232	2,228
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/15/28 (e)(f)(l)	985	985
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 2.75% 7/1/28 (e)(f)(l)	288	288
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1043% 6/13/26 (e)(f)(l)	9,580	9,446
TOTAL HEALTHCARE		16,178
Hotels - 0.1%
Carnival Finance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4% 10/18/28 (e)(f)(l)	1,130	1,119
Insurance - 0.2%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 2/15/27 (e)(f)(l)	205	205
Alliant Holdings Intermediate LLC:
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.355% 5/9/25 (e)(f)(l)	1,643	1,628
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/6/27 (e)(f)(l)	1,797	1,794
HUB International Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 4/25/25 (e)(f)(l)	818	816
TOTAL INSURANCE		4,443
Services - 0.7%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.000% 6.5% 12/20/29 (e)(f)(l)	165	167
Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (f)(l)(m)	93	92
Tranche B2 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1/31/29 (f)(l)(m)	590	588
Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (f)(l)(m)	93	92
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 6.25% 12/10/29 (e)(f)(l)	2,170	2,180
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/10/28 (e)(f)(l)	6,250	6,242
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (e)(f)(l)	2,615	2,599
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (e)(f)(l)	767	756
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (e)(f)(l)	1,080	1,076
TOTAL SERVICES		13,792
Technology - 0.7%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (e)(f)(l)	142	142
athenahealth, Inc.:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.250% 4.3994% 2/11/26 (e)(f)(l)	278	278
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1/27/29 (f)(l)(m)	1,505	1,498
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1/27/29 (f)(l)(m)	255	254
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.105% 10/31/26 (e)(f)(l)	162	161
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 3/31/28 (e)(f)(l)	259	259
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 8/19/28 (e)(f)(l)	1,570	1,568
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 2.75% 7/1/28 (e)(f)(l)	1,158	1,155
Peraton Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 2/1/28 (e)(f)(l)	1,806	1,803
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/2/28 (e)(f)(l)	908	907
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 8/31/28 (e)(f)(l)	890	885
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 4/22/28 (e)(f)(l)	773	769
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.855% 1/31/27 (e)(f)(l)	390	388
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/3/26 (e)(f)(l)	4,005	3,992
2LN, term loan 1 month U.S. LIBOR + 5.250% 5.75% 5/3/27 (e)(f)(l)	570	574
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.105% 2/28/27 (e)(f)(l)	319	318
TOTAL TECHNOLOGY		14,951
Telecommunications - 0.5%
Altice France SA Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.9266% 1/31/26 (e)(f)(l)	4,639	4,607
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 5/1/28 (e)(f)(l)	680	678
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7% 5/31/25 (e)(f)(l)	1,795	1,540
Intelsat Jackson Holdings SA Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.3917% 7/13/22 (e)(f)(l)(n)	1,846	1,846
Securus Technologies Holdings Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (e)(f)(l)	943	918
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.105% 3/9/27 (e)(f)(l)	1,082	1,066
TOTAL TELECOMMUNICATIONS		10,655
Utilities - 0.2%
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (e)(f)(l)	3,743	3,668
TOTAL BANK LOAN OBLIGATIONS (Cost $93,786)		91,705

Preferred Securities - 6.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Banks & Thrifts - 6.0%
Ally Financial, Inc. 4.7% (e)(h)	2,365	2,341
Bank of America Corp.:
5.125% (e)(h)	12,000	12,390
5.875% (e)(h)	14,280	15,101
6.1% (e)(h)	2,590	2,792
Citigroup, Inc.:
4.15% (e)(h)	10,000	9,757
4.7% (e)(h)	2,135	2,138
5% (e)(h)	13,000	13,145
5.35% (e)(h)	12,655	12,892
6.3% (e)(h)	4,585	4,715
Goldman Sachs Group, Inc.:
4.4% (e)(h)	1,120	1,095
4.95% (e)(h)	1,880	1,934
5.3% (e)(h)	15,000	16,088
JPMorgan Chase & Co.:
4% (e)(h)	4,755	4,659
4.6% (e)(h)	3,265	3,257
5% (e)(h)	24,800	25,216
TOTAL BANKS & THRIFTS		127,520
Energy - 0.8%
Energy Transfer LP:
6.25% (e)(h)	1,625	1,434
6.625% (e)(h)	456	431
7.125% (e)(h)	15,300	15,558
TOTAL ENERGY		17,423
TOTAL PREFERRED SECURITIES (Cost $143,954)		144,943

Fixed-Income Funds - 0.4%
	Shares	Value ($) (000s)
Fidelity Direct Lending Fund, LP (b)(c)(o) (Cost $7,318)	731,823	7,318

Money Market Funds - 10.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.08% (p)	218,641,888	218,686
Fidelity Securities Lending Cash Central Fund 0.08% (p)(q)	9,202,750	9,204
TOTAL MONEY MARKET FUNDS (Cost $227,890)		227,890

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,991,918)	2,125,914
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,206)
NET ASSETS - 100.0%	2,123,708

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,124,000 or 1.0% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $957,646,000 or 45.1% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Non-income producing - Security is in default.
(h)	Security is perpetual in nature with no stated maturity date.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Non-income producing
(k)	Security or a portion of the security is on loan at period end.
(l)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(m)	The coupon rate will be determined upon settlement of the loan after period end.
(n)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $308,000 and $308,000, respectively.

(o)	Affiliated Fund
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(q)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	1,538
Chesapeake Energy Corp.	2/10/21	33
Fidelity Direct Lending Fund, LP	12/09/21 - 1/31/22	7,319
Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	1,228
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	711
New Cotai LLC/New Cotai Capital Corp.	9/11/20	7,224
Northeast Grocery, Inc.	11/08/21	135
Southeastern Grocers, Inc.	6/01/18	1,763

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	237,311	192,632	211,257	31	-	-	218,686	0.4%
Fidelity Securities Lending Cash Central Fund 0.08%	-	14,355	5,151	1	-	-	9,204	0.0%
Total	237,311	206,987	216,408	32	-	-	227,890

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Direct Lending Fund, LP	-	7,318	-	20	-	-	7,318
	-	7,318	-	20	-	-	7,318

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies and is categorized as Level 3 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.